.	Summary Prospectus December 6, 2021

Allspring Adjustable Rate Government Fund

Class/Ticker: Class A: ESAAX - Class C: ESACX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at allspringglobal.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@allspring-global.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated January 1, 2021 as supplemented December 6, 2021, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks current income consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 57 and 59 of the Prospectus and “Additional Purchase and Redemption Information” on page 95 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 79 for further information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.00%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.40% if redeemed within 12 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.35%	0.35%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.53%	0.53%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.89%	1.64%
Fee Waivers	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.75%	1.50%
1.	The Manager has contractually committed through December 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.74% for Class A and 1.49% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$275	$253	$153
3 Years	$464	$504	$504
5 Years	$670	$879	$879
10 Years	$1,262	$1,932	$1,932

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in mortgage-backed and asset-backed securities issued or guaranteed by U.S. Government agencies or government-sponsored entities, that have interest rates that reset at periodic intervals; and

■	up to 20% of the Fund’s total assets in obligations that pay fixed interest rates.

We invest principally in mortgage-backed securities (including collateralized mortgage obligations (CMOs)) and asset-backed securities issued or guaranteed by U.S. Government agencies or government-sponsored entities. Under normal circumstances, we expect to maintain an average credit quality rating for the portfolio equivalent to the highest rating available from a Nationally Recognized Statistical Ratings Organization (NRSRO). In the event that a NRSRO assigns U.S. sovereign debt a rating below its highest rating, we expect to maintain an average credit quality rating that is equivalent to the average rating assigned to U.S. sovereign debt. We may also use futures for duration and yield curve management. As part of our mortgage-backed securities investment strategy, we may enter into dollar roll transactions. Under normal circumstances, the dollar-weighted average reset period of the adjustable rate securities held by the Fund will not exceed one year.

We employ a top-down, macroeconomic outlook to determine the portfolio’s duration, yield curve positioning, issuer selection and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include the effect of changing principal prepayments, interest rate and yield spread volatility, and the impact of changes in the level and shape of the yield curve on a security’s value. We may sell a security based on how we expect these factors to affect a security’s value relative to its indicated sales price as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Calendar Year Total Returns for Class A as of 12/31 each year[1] (returns do not reflect sales charges and would be lower if they did)
.	Highest Quarter: June 30, 2010	+1.07%
	Lowest Quarter: December 31, 2015	-0.24%
	Year-to-date total return as of September 30, 2020 is +0.92%

Average Annual Total Returns for the periods ended 12/31/2019 (returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	6/30/2000	0.77%	0.46%	0.97%
Class A (after taxes on distributions)	6/30/2000	-0.13%	-0.02%	0.51%
Class A (after taxes on distributions and the sale of Fund Shares)	6/30/2000	0.46%	0.14%	0.56%
Class C (before taxes)	6/30/2000	0.92%	0.10%	0.41%
Bloomberg Barclays 6-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)		2.55%	1.28%	0.75%
1.	Historical performance shown prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen Adjustable Rate Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Christopher Y. Kauffman, CFA, Portfolio Manager / 2008 Michal Stanczyk, Portfolio Manager / 2015

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Allspring Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: www.allspringglobal.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

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©2021 Allspring Global Investments Holdings, LLC. All rights reserved. 1010356/P0356

.	Summary Prospectus December 6, 2021

Allspring Adjustable Rate Government Fund

Class/Ticker: Administrator Class - ESADX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at allspringglobal.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@allspring-global.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated January 1, 2021 as supplemented December 6, 2021, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks current income consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.83%
Fee Waivers	(0.22)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.61%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through December 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1

After:
1 Year	$62
3 Years	$243
5 Years	$439
10 Years	$1,005

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in mortgage-backed and asset-backed securities issued or guaranteed by U.S. Government agencies or government-sponsored entities, that have interest rates that reset at periodic intervals; and

■	up to 20% of the Fund’s total assets in obligations that pay fixed interest rates.

We invest principally in mortgage-backed securities (including collateralized mortgage obligations (CMOs)) and asset-backed securities issued or guaranteed by U.S. Government agencies or government-sponsored entities. Under normal circumstances, we expect to maintain an average credit quality rating for the portfolio equivalent to the highest rating available from a Nationally Recognized Statistical Ratings Organization (NRSRO). In the event that a NRSRO assigns U.S. sovereign debt a rating below its highest rating, we expect to maintain an average credit quality rating that is equivalent to the average rating assigned to U.S. sovereign debt. We may also use futures for duration and yield curve management. As part of our mortgage-backed securities investment strategy, we may enter into dollar roll transactions. Under normal circumstances, the dollar-weighted average reset period of the adjustable rate securities held by the Fund will not exceed one year.

We employ a top-down, macroeconomic outlook to determine the portfolio’s duration, yield curve positioning, issuer selection and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include the effect of changing principal prepayments, interest rate and yield spread volatility, and the impact of changes in the level and shape of the yield curve on a security’s value. We may sell a security based on how we expect these factors to affect a security’s value relative to its indicated sales price as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

2

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Calendar Year Total Returns for Administrator Class as of 12/31 each year[1,2]
.	Highest Quarter: June 30, 2010	+1.10%
	Lowest Quarter: December 31, 2015	-0.20%
	Year-to-date total return as of September 30, 2020 is +1.03%

Average Annual Total Returns for the periods ended 12/31/2019[1][2]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	2.95%	1.02%	1.31%
Administrator Class (after taxes on distributions)	7/30/2010	1.97%	0.48%	0.79%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	1.75%	0.54%	0.79%
Bloomberg Barclays 6-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)		2.55%	1.28%	0.75%
1.	Historical performance shown prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen Adjustable Rate Fund.
2.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

3

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Christopher Y. Kauffman, CFA, Portfolio Manager / 2008 Michal Stanczyk, Portfolio Manager / 2015

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Allspring Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Allspring Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: www.allspringglobal.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

©2021 Allspring Global Investments Holdings, LLC. All rights reserved. 1013765/P3765

4

v

.	Summary Prospectus December 6, 2021

Allspring Adjustable Rate Government Fund

Class/Ticker: Institutional - EKIZX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at allspringglobal.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@allspring-global.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated January 1, 2021 as supplemented December 6, 2021, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks current income consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.56%
Fee Waivers	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.47%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through December 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.46% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$48

1

After:
3 Years	$170
5 Years	$304
10 Years	$693

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in mortgage-backed and asset-backed securities issued or guaranteed by U.S. Government agencies or government-sponsored entities, that have interest rates that reset at periodic intervals; and

■	up to 20% of the Fund’s total assets in obligations that pay fixed interest rates.

We invest principally in mortgage-backed securities (including collateralized mortgage obligations (CMOs)) and asset-backed securities issued or guaranteed by U.S. Government agencies or government-sponsored entities. Under normal circumstances, we expect to maintain an average credit quality rating for the portfolio equivalent to the highest rating available from a Nationally Recognized Statistical Ratings Organization (NRSRO). In the event that a NRSRO assigns U.S. sovereign debt a rating below its highest rating, we expect to maintain an average credit quality rating that is equivalent to the average rating assigned to U.S. sovereign debt. We may also use futures for duration and yield curve management. As part of our mortgage-backed securities investment strategy, we may enter into dollar roll transactions. Under normal circumstances, the dollar-weighted average reset period of the adjustable rate securities held by the Fund will not exceed one year.

We employ a top-down, macroeconomic outlook to determine the portfolio’s duration, yield curve positioning, issuer selection and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include the effect of changing principal prepayments, interest rate and yield spread volatility, and the impact of changes in the level and shape of the yield curve on a security’s value. We may sell a security based on how we expect these factors to affect a security’s value relative to its indicated sales price as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and

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securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year[1]
.	Highest Quarter: June 30, 2010	+1.13%
	Lowest Quarter: December 31, 2015	-0.16%
	Year-to-date total return as of September 30, 2020 is +1.13%

Average Annual Total Returns for the periods ended 12/31/2019[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	10/1/1991	3.09%	1.16%	1.45%
Institutional Class (after taxes on distributions)	10/1/1991	2.06%	0.56%	0.88%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	10/1/1991	1.83%	0.63%	0.88%
Bloomberg Barclays 6-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)		2.55%	1.28%	0.75%
1.	Historical performance shown prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen Adjustable Rate Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

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Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Christopher Y. Kauffman, CFA, Portfolio Manager / 2008 Michal Stanczyk, Portfolio Manager / 2015

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Allspring Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Allspring Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: www.allspringglobal.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

©2021 Allspring Global Investments Holdings, LLC. All rights reserved. 1014118/P4118

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